UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Semi-Annual Report

June 30, 2006

(Unaudited)

Fund Advisor:

Ariston Capital Management Corporation

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

Fund Holdings – (Unaudited)

1As a percentage of net assets

2Convertible securities at the time of purchase

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. Under normal circumstances, at least 80% of the Fund’s assets will be invested in convertible securities, and common stocks that were convertible securities at the time of purchase. The Fund may not change this investment policy without at least 60 days prior written notice to shareholders.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and trustee expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

ACM Convertible Securities Fund	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period* (January 1, 2006 - June 30, 2006)
Actual	$1,000.00	$959.26	$10.94
Hypothetical**	$1,000.00	$1,013.62	$11.25

*Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

ACM Convertible Securities Fund

Notes to the Financial Statements

June 30, 2006

(Unaudited)

NOTE 1. ORGANIZATION

ACM Convertible Securities Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002, under the name Ariston Convertible Securities Fund. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired all the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. On May 2, 2003 the Fund changed its name from Ariston Convertible Securities Fund to ACM Convertible Securities Fund. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment objective of the Fund is total return. The investment advisor to the Fund is Ariston Capital Management Corporation (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Convertible securities are valued at the greater of the value determined as described herein for fixed income securities or the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph).

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

ACM Convertible Securities Fund

Notes to the Financial Statements

June 30, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes- The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net taxable income. If the required amount of net taxable income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 2.25% of the average value of its daily net assets minus the expenses of the non-interested trustees and any 12b-1 fees (there were no 12b-1 fees during the period ended June 30, 2006). It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Advisor. Through December 31, 2006, the Advisor has contractually agreed to waive its fee, and reimburse Fund expenses, to the extent necessary so that “Total Annual Fund Operating Expenses,” excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary expenses and any 12b-1 fees, do not exceed 2.25%. For the six months ended June 30, 2006, the Advisor earned a fee of $70,705. At June 30, 2006, the Fund owed the Advisor $4,654 for its advisory services.

The Fund retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund for the six months ended June 30, 2006, per the Agreement. A Trustee and certain officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (“UFS”) (the parent company of Unified).

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2006. A Trustee and an officer of the Trust have an ownership interest in UFS (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

ACM Convertible Securities Fund

Notes to the Financial Statements

June 30, 2006 – continued

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended June 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of June 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $2,401,699.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, no shareholder held over 25% of the Fund’s shares. Richard B. Russell, the President of the Advisor and Portfolio Manager of the Fund owns 10.06% of the outstanding shares of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,177,355, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

ACM Convertible Securities Fund

Notes to the Financial Statements

June 30, 2006 – continued

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions in the six months ended June 30, 2006 and the fiscal years ended December 31, 2005 and 2004.

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 387-2273 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terry Gallagher, Vice President and Interim Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

FUND’S ADVISER

Ariston Capital Management Corporation

40 Lake Bellevue Drive

Suite 220

Bellevue, WA 98005

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

June 30, 2006

(Unaudited)

Fund Advisor:

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW, Suite 1650

Atlanta, Georgia 30339

Fund Holdings – (Unaudited)

1As a percentage of net assets

[2] Common Stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 10% of its assets in fixed income investments rated A+ or better by Standard & Poor’s, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions made less than one year after purchase. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period* (January 1 2006, – June 30, 2006)
Actual	$1,000.00	$1,033.11	$10.08
Hypothetical **	$1,000.00	$1,014.88	$9.99

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period* (January 1 2006, – June 30, 2006)
Actual	$1,000.00	$1,035.92	$5.05
Hypothetical **	$1,000.00	$1,019.84	$5.01

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2006
(Unaudited)

Common Stocks - 99.36%	**Shares**	**Value**
Accident & Health Insurance - 3.24%		
Aflac, Inc.	23,775	$ 1,101,971
Computer & Office Equipment - 3.14%		
International Business Machines Corp.	13,900	1,067,798
Construction, Mining & Materials Handling Machinery & Equipment - 3.24%		
Dover Corp.	22,300	1,102,289
Electromedical & Electrotherapeutic Apparatus - 2.97%		
Medtronic, Inc.	21,500	1,008,780
Electronic & Other Electrical Equipment - 3.19%		
General Electric Co.	32,925	1,085,208
Fire, Marine & Casualty Insurance - 3.06%		
American International Group	17,600	1,039,280
Footwear (No Rubber) - 3.49%		
Wolverine World Wide, Inc.	50,750	1,183,998
General Industrial Machinery & Equipment - 3.02%		
Illinois Tool Works, Inc.	21,600	1,026,000
Investment Firms - 3.37%		
American Capital Strategies LTD	34,175	1,144,179
Millwood, Veneer, Plywood & Structural Wood Members - 2.93%		
Masco Corp.	33,600	995,904
National Commercial Banks - 9.60%		
Bank of America Corp.	23,000	1,106,300
Citigroup, Inc.	22,900	1,104,696
U.S. Bancorp	34,000	1,049,920
		3,260,916
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.84%		
Biomet, Inc.	30,800	963,732
Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.11%		
PPG Industries, Inc.	16,000	1,056,000
Perfumes, Cosmetics & Other Toilet Preparations - 3.03%		
Colgate Palmolive Co.	17,200	1,030,280
Personal Credit Institutions - 2.96%		
SLM Corp.	19,000	1,005,480
Petroleum Refining - 6.67%		
Chevron Corp.	18,600	1,154,316
Exxon Mobil Corp.	18,100	1,110,435
		2,264,751
Pharmaceutical Preparations - 9.76%		
Abbott Laboratories, Inc.	26,550	1,157,845
Johnson & Johnson	18,500	1,108,520
Pfizer, Inc.	44,725	1,049,696
		3,316,061

"See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

Increase (Decrease) in Net Assets Due To:	Six Months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Operations:		
Net investment income	$ 252,111	$ 378,475
Net realized (loss) on investment securities	(150,875)	(390,356)
Change in unrealized appreciation (depreciation)	1,001,861	(787,218)
Net increase (decrease) in net assets resulting from operations	1,103,097	(799,099)
Distributions to shareholders:		
From net investment income, Class C	-	(2,136)
From net investment income, Class I	-	(377,417)
From net realized gain, Class C	-	(88)
From net realized gain, Class I	-	(7,514)
Change in net assets from distributions	-	(387,155)
Capital Share Transactions - Class C		
Proceeds from sale of shares	18,446	282,880
Reinvestment of distributions	-	2,068
Shares redeemed	(26,418)	(132,591)
Net increase (decrease) in net assets resulting from Class C share transactions	(7,972)	152,357
Capital Share Transactions - Class I		
Proceeds from sale of shares	4,454,556	11,405,073
Reinvestment of distributions	-	378,388
Shares redeemed	(2,875,206)	(2,291,077)
Net increase in net assets resulting from Class I share transactions	1,579,350	9,492,384
Net increase in net assets resulting from share transactions	1,571,378	9,644,741
Total increase in Net Assets	2,674,475	8,458,487
Net Assets		
Beginning of period	31,295,058	22,836,571
End of period	$ 33,969,533	$ 31,295,058
Accumulated undistributed net investment income	$ 252,111	$ -
Capital Share Transactions - C Shares		
Shares sold	1,679	26,511
Shares issued in reinvestment of distributions	-	194
Shares repurchased	(2,432)	(12,731)
Net increase (decrease) from capital share transactions	(753)	13,974
Capital Share Transactions - I Shares		
Shares sold	409,608	1,072,316
Shares issued in reinvestment of distributions	-	35,573
Shares repurchased	(265,257)	(216,905)
Net increase from capital share transactions	144,351	890,984

"See accompanying notes which are an integral part of the financial statements.

                Crawford Dividend Growth Fund

Notes to the Financial Statements

June 30, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data >processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2006

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. Therefore, no federal income tax provision is required.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% of its average daily net assets through its fiscal year ending December 31, 2006. For the six months ended June 30, 2006, the Advisor earned fees of $164,169 from the Fund, before waiver of fees. For the six months ended June 30, 2006, the Advisor waived fees of $72,771. At June 30, 2006, there was a net payable to the Advisor for $12,150.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly-owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended June 30, 2006, Unified earned fees of $18,596 for administrative services provided to the Fund. A Trustee and certain officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent company of Unified).

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2006, Unified earned fees of $10,817 from the Fund for transfer agent services provided to the Fund and $2,973 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended June 30, 2006, Unified earned fees of $12,706 from the Fund for fund accounting services provided to the Fund.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2006. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, such persons may be deemed to be affiliates of the Distributor.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2006

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Advisor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the six months ended June 30, 2006, the Fund incurred 12b-1 expenses of $1,874.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of June 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $31,909,170.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2006

(Unaudited)

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006, Ameritrade Inc., for the benefit of its customers, owned 40.73% of the Class I shares. First Clearing, LLC, for the benefit of its customers, owned 41.84% of the Class C shares; and Morgan Keegan & Co., for the benefit of its customers, owned 56.15% of the Class C shares.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions during the six months ended June 30, 2006.

On December 29, 2005, the Fund paid an income distribution of $0.1315 per share to Class I shareholders of record on December 28, 2005. On May 6, 2005, the Fund paid a short-term capital gain distribution of $.0030 per share to Class I shareholders of record on May 5, 2005.

On December 29, 2005, the Fund paid an income distribution of $0.0617 per share to Class C shareholders of record on December 28, 2005. On May 6, 2005, the Fund paid a short-term capital gain distribution of $.0030 per share to Class C shareholders of record on May 5, 2005.

The tax character of distributions paid during the fiscal years 2005 and 2004 was as follows:

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation as of December 31, 2005 was attributable primarily to the tax deferral of losses on wash sales and post-October losses.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

At December 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryforward of $393,886, which is available for offset against future net capital gains through 2013. To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony Ghoston, President

Terry Gallagher, Vice President and Interim Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

FUND’S ADVISER

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Pkwy., Ste. 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc. Member NASD/SIPC

Semi - Annual Report

June 30, 2006

(Unaudited)

Fund Advisor:

Gamble, Jones, Morphy & Bent

301 East Colorado Boulevard, Suite 802

Pasadena, California 91101

Toll Free 1-888-912-4562

FUND HOLDINGS – (unaudited)

1As a percent of net assets

The Fund invests primarily in common stocks of U.S. companies, which the Fund’s advisor believes offer superior prospects for growth.

AVAILABILITY OF PORTFOLIO SCHEDULE – (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and Trustee fees and expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GJMB Growth Fund	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period* January 1, 2006 – June 30, 2006
Actual	$1,000.00	$1,021.56	$6.18
Hypothetical **	$1,000.00	$1,018.68	$6.17

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before taxes.

GJMB Growth Fund
Schedule of Investments
June 30, 2006
(Unaudited)

Common Stocks - 90.33%	**Shares**	**Value**
Beverages - 4.31%		
Coca Cola Co.	12,000	$ 516,240
Biological Products - 4.08%		
Amgen, Inc. (a)	7,500	489,225
Computer Communications Equipment - 3.26%		
Cisco Systems, Inc. (a)	20,000	390,600
Computers & Office Equipment - 1.92%		
International Business Machines Corp.	3,000	230,460
Converted Paper & Paperboard Products - 4.04%		
3M Co.	6,000	484,620
Electronic & Other Electrical Equipment - 6.29%		
Emerson Electric Co.	3,500	293,335
General Electric Co.	14,000	461,440
		754,775
Fire, Marine & Casualty Insurance - 2.95%		
American International Group	6,000	354,300
Lumber & Wood Products - 1.82%		
Weyerhaeuser Co.	3,500	217,875
National Commercial Banks - 6.63%		
Bank of America Corp.	8,500	408,850
Citigroup, Inc.	8,000	385,920
		794,770
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.37%		
Zimmer Holdings, Inc. (a)	5,000	283,600
Paper Mills - 4.63%		
Kimberly-Clark Corp.	9,000	555,300
Petroleum Refining - 14.56%		
BP Plc. (b)	7,500	522,075
Chevron Corp.	8,500	527,510
ConocoPhillips	4,500	294,885
Royal Dutch Petroleum Co. (b)	6,000	401,880
		1,746,350
Pharmaceutical Preparations - 11.72%		
Abbott Laboratories	12,500	545,125
Johnson & Johnson	7,500	449,400
Pfizer, Inc.	17,500	410,725
		1,405,250

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund

Notes to the Financial Statements

June 30, 2006

(Unaudited)

NOTE 1. ORGANIZATION

GJMB Growth Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees (the “Board”). The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

GJMB Growth Fund

Notes to the Financial Statements

June 30, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested Trustees, extraordinary expenses and 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2006, the Advisor earned a fee of $74,945 from the Fund. At June 30, 2006, the Fund owed the Advisor $11,782 for its advisory services.

The Fund retains Unified Fund Services, Inc., (“Unified”) a wholly owned subsidiary of Unified Financial Services, Inc. (“UFS”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and certain officers of the Trust are members of management and/or employees of Unified and/or shareholders of UFS, (the parent of Unified).

Unified Financial Securities, Inc., (the “Distributor), a wholly owned subsidiary of UFS, acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the six months ended June 30, 2006. A Trustee and an officer of the Trust have an ownership interest in UFS, (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

GJMB Growth Fund

Notes to the Financial Statements

June 30, 2006 – continued

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended June 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of June 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $11,761,221.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006, Charles Schwab & Co. and National Financial Services Corp., held in omnibus accounts for the benefit of their customers, 63.27% and 35.29%, respectively, of the Fund’s shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,636,473, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration	Amount
December 2010	$ 1,410,579
December 2011	$225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

GJMB Growth Fund

Notes to the Financial Statements

June 30, 2006 – continued

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended December 31, 2005, the Fund paid an income distribution of $0.1211 per share to shareholders of record on December 27, 2005. On May 6, 2005, an income dividend distribution of $0.0073 per share was paid to shareholders of record as of May 5, 2005.

The tax character of distributions paid during fiscal years 2005 and 2004 was as follows:

On March 29, 2006, the Fund paid an income distribution of $0.0053 per share or $6,486 to shareholders of record on March 28, 2006.

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and deferral of post – October losses.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited)

The Management Agreement (the “Agreement”) was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”) at an in-person meeting held on February 12, 2006. The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of its peer group. The Board then reviewed the materials provided by the Advisor in advance of the meeting, which included, among other items, a description of the Advisor’s business, personnel and operations, a description of the compensation received by the Advisor from the Fund and a discussion of the Advisor’s profitability. The Board also reviewed current financial statements for the Advisor and the Advisor’s Form ADV Part II, which discusses the Advisor’s policies and procedures regarding best execution, trade allocation, use of soft dollar arrangements, if any, that conform with Section 28(e) of the Securities Exchange Act of 1934, Code of Ethics and insider trading policies, and a representation from the Advisor that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of federal securities laws, and is not involved in any legal or securities enforcement proceedings. The Board noted that the Advisor has had no violations of its Code of Ethics. The Trustees considered that the Fund’s performance was lower than average, however this was primarily because of a defensive cash position taken by the Fund’s prior portfolio manager. They also noted that the Fund was now more fully invested. The Board next noted that the prior portfolio manager of the Fund had left the firm for personal reasons and on amicable terms. They emphasized that the current portfolio manager was the current chairman and co-founder of the Advisor, and therefore was familiar with the Advisor's portfolio management, strategy and techniques. Finally, the Board discussed the Advisor's working relationship with Unified.

In determining whether to renew the Agreement on behalf of the Fund, the Trustees primarily considered that: (1) the Fund received solid management services from the Advisor; (2) the Advisor is financially stable; (3) the Advisor received a reasonable profit from the Agreement; (4) the Advisor does engage in soft dollar arrangements pursuant to which Fund brokerage transactions are directed to brokers who provide brokerage and research services to the Advisor for the benefit of the Advisor and other clients of the Advisor; and (5) although the Fund's management fee is slightly higher than the average of its peer group, the total fees incurred by Fund shareholders are reasonable because its total expense ratio (after reimbursement by the Advisor) is lower than the average ratio of its peer group. Because of the Fund’s small size and the fact that the Advisor is capping expenses, the Trustees did not believe that fee breakpoints in the management fee should be required at this point. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the continuation of the Agreement between the Trust and the Advisor is in the best interests of the Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 912-4562; and (2) from Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terry Gallagher, Vice President and Interim Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd.

Suite 802

Pasedena, CA 91101

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 13, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)    Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.